Plants, Property and Equipment, Net	6 Months Ended
Jun. 30, 2024
Plants, Property and Equipment, Net [Abstract]
PLANTS, PROPERTY AND EQUIPMENT, NET

Note 9 – PLANTS, PROPERTY AND EQUIPMENT, NET

Plants, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30, 2024	As of December 31, 2023

Building	$28,941,015	$29,618,983
Machines	35,160,087	35,880,013
Vehicles	395,489	399,822
Electronic equipment	882,478	878,145
Furniture, fixtures and equipment	329,409	333,183
Leasehold improvements	360,751	397,421
Subtotal	66,069,229	67,507,567
Construction in progress	2,582,973	2,401,354
Less: accumulated depreciation	(6,502,405)	(4,347,670)
Plants, property and equipment, net	$62,149,797	$65,561,251

Depreciation expense was $2,271,137 and $1,021,884 for the six months ended June 30, 2024 and 2023, respectively.